The Frontier Economic Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communication Services - 3.1%
Alphabet, Inc. - Class A	85	$27,215
GCI Liberty, Inc. - Class C (a)	157	5,231
Globalstar, Inc. (a)	210	12,758
Iridium Communications, Inc.	237	3,887
Verizon Communications, Inc.	402	16,526
Walt Disney Co.	151	15,775
		81,392

Consumer Discretionary - 17.2%
Airbnb, Inc. - Class A (a)	137	16,028
Amazon.com, Inc. (a)	78	18,191
AutoZone, Inc. (a)	3	11,863
Best Buy Co., Inc.	157	12,447
Buckle, Inc.	104	5,874
Canada Goose Holdings, Inc. (a)	421	5,895
Carnival Corp. (a)	1,102	28,410
Choice Hotels International, Inc.	49	4,472
Darden Restaurants, Inc.	58	10,416
Denny's Corp. (a)	1,326	8,181
Domino's Pizza, Inc.	26	10,910
DoorDash, Inc. - Class A (a)	217	43,046
Ford Motor Co.	997	13,240
GameStop Corp. - Class A (a)	528	11,896
General Motors Co.	202	14,851
H&R Block, Inc.	116	4,886
Harley-Davidson, Inc.	203	4,971
Hilton Worldwide Holdings, Inc.	64	18,242
Home Depot, Inc.	43	15,348
Lithia Motors, Inc.	18	5,739
Lowe's Cos., Inc.	69	16,731
Lululemon Athletica, Inc. (a)	57	10,498
Marriott International, Inc. - Class A	66	20,116
McDonald's Corp.	57	17,774
Norwegian Cruise Line Holdings Ltd. (a)	716	13,217
O'Reilly Automotive, Inc. (a)	171	17,391
Pursuit Attractions and Hospitality, Inc. (a)	160	5,493
Royal Caribbean Cruises Ltd.	148	39,405
Starbucks Corp.	203	17,683
Ulta Beauty, Inc. (a)	23	12,393
Yamaha Motor Co. Ltd.	800	5,801
Yum! Brands, Inc.	81	12,410
		453,818

Consumer Staples - 5.2%
Albertsons Cos., Inc. - Class A	608	11,145
Coca-Cola Co.	259	18,938
Constellation Brands, Inc. - Class A	74	10,092
Costco Wholesale Corp.	19	17,358
Kroger Co.	174	11,707
North West Co., Inc.	162	5,719
PepsiCo, Inc.	120	17,849
Sysco Corp.	148	11,277
Target Corp.	121	10,965
Walmart, Inc.	185	20,444
		135,494

Energy - 15.0%
APA Corp.	788	19,676
Baker Hughes Co.	796	39,959
ConocoPhillips	546	48,425
Core Laboratories, Inc.	1,600	24,160
Expro Group Holdings NV (a)	1,436	20,032
Exxon Mobil Corp.	474	54,946
Halliburton Co.	1,596	41,847
Nabors Industries Ltd. (a)	492	24,536
Pantheon Resources PLC (a)	42,517	14,760
Repsol SA	2,224	41,246
Santos Ltd.	6,820	28,803
SLB Ltd.	990	35,878
		394,268

Financials - 2.4%
Ameriprise Financial, Inc.	22	10,026
KeyCorp	612	11,248
Marsh & McLennan Cos., Inc.	86	15,777
Northrim BanCorp, Inc.	250	6,140
Wells Fargo & Co.	215	18,458
		61,649

Health Care - 3.2%
CVS Health Corp.	247	19,849
HCA Healthcare, Inc.	44	22,365
Labcorp Holdings, Inc.	43	11,557
McKesson Corp.	26	22,909
Universal Health Services, Inc. - Class B	32	7,796
		84,476

Industrials - 31.8% (b)
AECOM	94	9,694
Air Canada (a)	1,257	17,150
Alaska Air Group, Inc. (a)	288	12,344
American Airlines Group, Inc. (a)	1,358	19,080
ANA Holdings, Inc.	900	16,994
Boeing Company (a)	76	14,364
Bombardier, Inc. - Class B (a)	51	8,491
Booz Allen Hamilton Holding Corp.	107	8,930
Builders FirstSource, Inc. (a)	83	9,315
Delta Air Lines, Inc.	582	37,306
DSV AS	158	36,029
Emerson Electric Co.	133	17,740
Fastenal Co.	236	9,534
FedEx Corp.	230	63,406
Ferguson Enterprises, Inc.	51	12,835
General Dynamics Corp.	55	18,790
General Electric Co.	195	58,198
Hertz Global Holdings, Inc. (a)	1,015	5,319
Honeywell International, Inc.	81	15,567
Jacobs Solutions, Inc.	80	10,785
Kawasaki Kisen Kaisha Ltd.	1,100	14,651
L3Harris Technologies, Inc.	43	11,984
Leidos Holdings, Inc.	65	12,421
Lockheed Martin Corp.	39	17,857
Matson, Inc.	169	18,418
Nippon Yusen KK	1,000	31,721
Northrop Grumman Corp.	31	17,740
Republic Services, Inc.	75	16,279
SkyWest, Inc. (a)	145	14,720
Stantec, Inc.	55	5,302
Tetra Tech, Inc.	160	5,558
TFI International, Inc.	190	16,610
Trane Technologies PLC	42	17,702
Uber Technologies, Inc. (a)	561	49,110
U-Haul Holding Co. (a)	206	10,846
United Continental Holdings, Inc. (a)	342	34,870
United Parcel Service, Inc. - Class B	608	58,240
United Rentals, Inc.	13	10,597
Waste Connections, Inc.	65	11,569
WSP Global, Inc.	59	10,346
WW Grainger, Inc.	12	11,384
XPO, Inc. (a)	269	38,214
		838,010

Information Technology - 4.4%
Apple, Inc.	77	21,472
Cisco Systems, Inc.	260	20,004
International Business Machines Corp.	72	22,218
Microsoft Corp.	35	17,220
Motorola Solutions, Inc.	39	14,418
Oracle Corp.	76	15,348
Viasat, Inc. (a)	182	6,248
		116,928

Materials - 17.1%
Agnico Eagle Mines Ltd.	254	44,419
Barrick Mining Corp.	1,355	56,793
Coeur Mining, Inc. (a)	1,429	24,679
Freegold Ventures Ltd. (a)	1,546	1,575
GoldMining, Inc. (a)	2,367	3,385
Hecla Mining Co.	2,220	37,340
Kinross Gold Corp.	1,777	50,198
Knife River Corp. (a)	215	16,090
Major Drilling Group International, Inc. (a)	643	6,015
Northern Dynasty Minerals Ltd. (a)	20,075	38,544
Northern Star Resources Ltd.	2,903	51,707
Novagold Resources, Inc. (a)	2,705	27,564
Sherwin-Williams Co.	49	16,841
Solstice Advanced Materials, Inc. (a)	20	953
South32, Ltd.	9,445	19,945
Teck Resources Ltd. - Class B	1,082	46,407
Trilogy Metals, Inc. (a)	2,040	8,731
		451,186

Utilities - 0.3%
MDU Resources Group, Inc.	361	7,697
TOTAL COMMON STOCKS (Cost $2,401,659)		2,624,918

RIGHTS - 0.0% (c)	Shares	Value
Communication Services - 0.0%(c)
GCI Liberty, Inc., Expires 12/17/2025, Exercise Price $0.00 (a)	60	374
TOTAL RIGHTS (Cost $398)		374

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (d)	2,492	2,492
TOTAL MONEY MARKET FUNDS (Cost $2,492)		2,492

TOTAL INVESTMENTS - 99.8% (Cost $2,404,549)		2,627,784
Other Assets in Excess of Liabilities - 0.2%		4,652
TOTAL NET ASSETS - 100.0%		$2,632,436

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

The Frontier Economic Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,624,918	$–	$–	$2,624,918
Rights	374	–	–	374
Money Market Funds	2,492	–	–	2,492
Total Investments	$2,627,784	$–	$–	$2,627,784

Refer to the Schedule of Investments for further disaggregation of investment categories.